STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
STATEMENTS OF OPERATIONS [Abstract]
NET SALES				$ 2,500	$ 2,500
COST AND EXPENSE
Research and development	$ 1,047,963	$ 741,464	$ 2,312,662	1,945,357	2,849,620	$ 2,068,050
General and administrative	881,961	419,259	1,735,053	1,214,340	1,546,064	1,632,387
TOTAL COST AND EXPENSE	1,929,924	1,160,723	4,047,715	3,159,697	4,395,684	3,700,437
LOSS FROM OPERATIONS					(4,393,184)	(3,700,437)
LOSS FROM OPERATIONS	(1,929,924)	(1,160,723)	(4,047,715)	(3,157,197)
OTHER INCOME (EXPENSE)
Interest income and other income	$ 63	255	$ 187	378
Interest income					249	267
Commitment fee and interest expense		(14,121)		(16,862)	(16,862)	(212,156)
NET LOSS	$ (1,929,861)	$ (1,174,589)	$ (4,047,528)	$ (3,173,681)	$ (4,409,797)	$ (3,912,326)
Basic and Diluted Loss per Share	$ (0.03)	$ (0.02)	$ (0.07)	$ (0.06)	$ (0.08)	$ (0.08)
Basic and Diluted Weighted Average Number of Shares	61,247,805	57,854,086	59,736,654	54,717,772	55,637,906	51,672,177